February 25, 2016

VIA ELECTRONIC SUBMISSION
Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Re:	Form N-CSR: Zazove Convertible Securities Fund, Inc.
	the "Fund") Investment Company Act File Number
	811-09189

Ladies and Gentlemen:

This submission of Form N-CSR is made in accordance with Rule 270.30a2 promulgated under the Investment Company Act of 1940, as amended, in connection with the Annual Report delivered to shareholders of the fund for the period ended
December 31, 2015.

Should you have any questions regarding this submission, please do not hesitate to contact the undersigned at 847.239.7100.

Sincerely,

/s/ Steven M. Kleiman

cc:    A. Goodwin
       J. Hansen
       P. Lechman
       G. Pretti